INCOME TAX - Summary of Income Tax Provision (Detail)	12 Months Ended
Dec. 31, 2021 USD ($)
Income Tax Expense (Benefit), Continuing Operations [Abstract]
Federal, Current
Federal, Deferred	(401,138)
State and Local, Current
State and Local, Deferred
Change in valuation allowance	401,138
Income tax provision